REVENUE INFORMATION (Tables)	12 Months Ended
Dec. 31, 2023
Revenue from Contract with Customer [Abstract]
SCHEDULE OF DISAGGREGATION OF REVENUE

Major products/services lines	Year ended December 31,
	2021	2022	2023
	RMB	RMB	RMB
CPaaS
- Text messaging	235,842	119,416	136,654
- Voice calls	56,892	25,953	25,958
- Others (Note2)	56,136	46,796	32,799
Cloud-based CC	276,126	310,765	256,961
Cloud-based UC&C	125,358	89,350	117,554
Other services	2,334	1,354	1,098
Revenues	752,688	593,634	571,024

Note 1: The gross amount of revenue from services as an agent was RMB166 million, RMB89 million and RMB69 million for the years ended December 31, 2021, 2022 and 2023. The net amount of revenue from services as an agent was RMB41 million, RMB14 million and RMB16 million for the years ended December 31, 2021, 2022 and 2023 respectively.

Note 2: Others mainly include CPaaS revenue from the customers’ use of the Group’s Internet of Things (IoT) and jointly-operated CPaaS platforms.

Timing of revenue recognition	Year ended December 31,
	2021	2022	2023
	RMB	RMB	RMB
Point in time	476,019	381,163	331,220
Over time	276,669	212,471	239,804
Revenues	752,688	593,634	571,024

Primary geographical markets (based on the location of customers)	Year ended December 31,
	2021	2022	2023
	RMB	RMB	RMB
The PRC	711,932	556,663	539,867
Japan	40,756	36,971	31,157
Revenues	752,688	593,634	571,024

Revenue based on a gross basis/ net basis	Year ended December 31,
	2021	2022	2023
	RMB	RMB	RMB
On a gross basis	689,667	579,629	555,409
On a net basis	63,021	14,005	15,615
Revenues	752,688	593,634	571,024

SCHEDULE OF CONTRACT ASSETS AND CONTRACT LIABILITIES

The Group’s contract assets and contract liabilities as of December 31, 2021, 2022 and 2023 are as follows:

	December 31,
	2021	2022	2023
	RMB	RMB	RMB
Contract assets	21,118	50,838	26,107
Contract liabilities	285,936	359,801	363,228

SCHEDULE OF CONTRACT ASSETS

Changes in the contract assets balances for the years ended December 31, 2021, 2022 and 2023 are as follows:

	Year ended December 31,
	2021	2022	2023
	RMB	RMB	RMB
Gross amount at the beginning of the year	25,075	31,722	63,144
Increases due to revenue recognized during the year	51,712	50,825	27,787
Transfers to accounts receivable during the year	(45,065)	(19,403)	(54,462)
Gross amount at the end of the year	31,722	63,144	36,469
Allowance for contract assets	(10,604)	-	-
Allowance for credit loss of contract assets	-	(12,306)	(10,362)
Contract assets, net	21,118	50,838	26,107

The movement of the allowance for contract assets is as follows:

	Year ended December 31,
	2021	2022	2023
	RMB	RMB	RMB
Balance at the beginning of the year	6,733	10,604	12,306
Additions charged to bad debt expense	3,871	-	-
Additions charged to credit loss	-	1,702	(1,944)
Balance at the end of the year	10,604	12,306	10,362

SCHEDULE OF CONTRACT LIABILITIES

Changes in the contract liabilities balances for the years ended December 31, 2021, 2022 and 2023 are as follows:

	Year ended December 31,
	2021	2022	2023
	RMB	RMB	RMB
Balance at the beginning of the year	177,376	285,936	359,801
Revenue recognized that was included in the contract liabilities balance at the beginning of the year	(74,907)	(96,082)	(92,339)
Increase due to cash received, excluding amount recognized as revenue during the year	183,467	169,947	95,766
Balance at the end of the year	285,936	359,801	363,228